SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current	$ (170,825)	$ (289,039)	$ (298,461)	$ (344,853)	$ (417,268)
Deferred			178,494
Total income tax provision	(170,825)	(289,039)	(119,967)	(344,853)	(417,268)
Current	170,825	289,039	298,461	344,853	417,268
Deferred			(178,494)
Total income tax provision	$ 170,825	$ 289,039	$ 119,967	$ 344,853	$ 417,268